SCHEDULE OF DETAILED INFORMATION ABOUT LOSS PER SHARE (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Issued Common Shares at the beginning of the period	170,483	161,721
Effect of Warrant Exercise	8,526	8,762
Effect of Treasury Return	(1,049)
Effect of Treasury Issuance	21
Effect of Share Options Exercised	220
Weighted-average numbers of Common Shares	178,201	170,483
Loss per share
Basic and diluted loss per share	$ (0.12)	$ (0.07)